STOCK-BASED COMPENSATION - Activity of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding, Beginning Balance (in shares)	142
Granted (in shares)	0	141
Exercised (in shares)	0
Forfeited (in shares)	0
Outstanding, Ending Balance (in shares)	142	142
Exercisable, Ending Balance (in shares)	62
Vested and expected to vest (in shares)	142
Weighted average exercise price
Options outstanding, exercise price (in usd per share)	$ 4,376.92	$ 4,376.92
Exercisable, Ending Balance (in usd per share)	5,475.38
Vested and expected to vest (in usd per share)	$ 4,376.92
Weighted average remaining contractual term (years)
Outstanding (years)	8 years 7 months 17 days	9 years 7 months 17 days
Exercisable (years)	8 years 6 months 25 days
Vested and expected to vest (years)	8 years 7 months 17 days